Staff Costs and Directors' Emoluments - Summary of Average Number of Employees (Detail) - Costs by employer [member] - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	36,643	35,330	34,790
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	9,636	7,598	6,658
Costs are borne by the System Fund [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	4,800	5,214	5,555
Costs are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	22,207	22,518	22,577
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	2,170	2,225	2,149
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	5,227	3,255	2,267
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	339	324	294
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,900	1,794	1,948